Fair value measurements - Schedule of financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 117,821	$ 102,847
Fair value measurements, Total	48,993	292
Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	48,993	292
Significant other observable inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Total	48,993	292
Significant other observable inputs (Level 2) [Member] | Investments in financial instruments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value measurements, Short term investments	$ 48,993	$ 292